SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On March 6, 2025, the Company entered into a loan agreement with El Banco BBVA Peru, amounting to a total of $25,000,000. The Company anticipates utilizing the funds to finance the construction of warehouses located in Lima, Peru. This loan is secured by the Company's equity interest in Parque Logístico Callao and is subject to a fixed interest rate of 7.9%.